Note 6 - Revenues - Disaggregation of Revenue (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Revenue from Contract with Customer, Excluding Assessed Tax, Total	$ 70,383	$ 58,720
Waste Management Services [Member]
Revenue from Contract with Customer, Excluding Assessed Tax, Total	42,710	40,371
Waste Management Services [Member] | Waste Brokerage And Management Services Member
Revenue from Contract with Customer, Excluding Assessed Tax, Total	40,266	38,049
Waste Management Services [Member] | Captive Landfill Management Operations [Member]
Revenue from Contract with Customer, Excluding Assessed Tax, Total	2,444	2,322
Golf and Related Operations [Member]
Revenue from Contract with Customer, Excluding Assessed Tax, Total	27,673	18,349
Golf and Related Operations [Member] | Food and Beverage [Member]
Revenue from Contract with Customer, Excluding Assessed Tax, Total	11,045	6,416
Golf and Related Operations [Member] | Membership Dues [Member]
Revenue from Contract with Customer, Excluding Assessed Tax, Total	6,697	6,068
Golf and Related Operations [Member] | Room Rental [Member]
Revenue from Contract with Customer, Excluding Assessed Tax, Total	4,450	2,223
Golf and Related Operations [Member] | Green Fees and Cart Rental [Member]
Revenue from Contract with Customer, Excluding Assessed Tax, Total	2,723	2,270
Golf and Related Operations [Member] | Salon and Spa Services [Member]
Revenue from Contract with Customer, Excluding Assessed Tax, Total	1,059	358
Golf and Related Operations [Member] | Fitness and Tennis Lesson [Member]
Revenue from Contract with Customer, Excluding Assessed Tax, Total	448	336
Golf and Related Operations [Member] | Other Revenue [Member]
Revenue from Contract with Customer, Excluding Assessed Tax, Total	$ 1,251	$ 678